UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/08

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    08 August 2008
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		134

Form 13F Information Table Value Total:	              $234,225  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1475 76784.000SH       Sole                76784.000
AT&T Corp.                     COM              001957109      660 19600.000SH       Sole                19600.000
Alliance Healthcard            COM              01860F103       24 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108      243 17516.000SH       Sole                17516.000
Allstate Corp.                 COM              020002101      680 14908.000SH       Sole                14908.000
American Electric Power        COM              025537101      614 15260.000SH       Sole                15260.000
American Express               COM              025816109      699 18548.664SH       Sole                18548.664
American Natl Ins Co.          COM              028591105     7101 72440.000SH       Sole                72440.000
Anheuser Busch Cos.            COM              035229103      338 5442.000 SH       Sole                 5442.000
Apollo Investment Corp         COM              03761U106      258 18000.000SH       Sole                18000.000
Apple Computer                 COM              037833100      445 2658.000 SH       Sole                 2658.000
Ares Capital Corporation       COM              04010L103      157 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     2078 91281.000SH       Sole                91281.000
BP plc (ADR)                   COM              055622104      858 12333.000SH       Sole                12333.000
Bank of America                COM              060505104     3110 130274.746SH      Sole               130274.746
Barrick Gold Corp              COM              067901108     6647 146090.000SH      Sole               146090.000
Baxter Intl. Inc.              COM              071813109      279 4370.000 SH       Sole                 4370.000
Becton Dickinson & Company     COM              075887109      619 7615.000 SH       Sole                 7615.000
Berkshire Hathaway Class B     COM              084670207    10897 2716.000 SH       Sole                 2716.000
Berkshire Hathaway Inc 1/100   COM                             362  300.000 SH       Sole                  300.000
Boeing                         COM              097023105     1213 18460.000SH       Sole                18460.000
Bristol Myers Squibb           COM              110122108      728 35455.000SH       Sole                35455.000
C.R. Bard Inc                  COM              067383109      211 2400.000 SH       Sole                 2400.000
Canadian National Railway Co   COM              136375102      260 5400.000 SH       Sole                 5400.000
Cardero Resource Corp          COM              14140U105      578 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     1927 26110.000SH       Sole                26110.000
Charles Schwab & Company       COM              808513105      390 18983.000SH       Sole                18983.000
Chevron Texaco                 COM              166764100     1305 13165.000SH       Sole                13165.000
Claymore/BNY BRIC              COM              18383M100      207 4200.000 SH       Sole                 4200.000
Coca Cola                      COM              191216100      937 18027.000SH       Sole                18027.000
Colgate Palmolive              COM              194162103      593 8580.000 SH       Sole                 8580.000
Colonial Bancgroup  Inc.       COM              195493309      261 58973.000SH       Sole                58973.000
Commercial Net Realty          COM              202218103      549 26250.000SH       Sole                26250.000
ConocoPhillips                 COM              20825C104    12801 135622.000SH      Sole               135622.000
Constellation Brands           COM              21036P108      868 43700.000SH       Sole                43700.000
Duke Energy Corp.              COM              264399106     4392 252703.000SH      Sole               252703.000
E I Dupont De Nemour           COM              263534109      551 12845.168SH       Sole                12845.168
EMC Corporation                COM              268648102     1003 68311.000SH       Sole                68311.000
Emerson Electric               COM              291011104     9797 198127.347SH      Sole               198127.347
Equitable Resources, Inc.      COM              294549100      200 2900.000 SH       Sole                 2900.000
Express Scripts, Inc           COM              302182100      408 6500.000 SH       Sole                 6500.000
Exxon Mobil Corp               COM              302290101     6236 70753.908SH       Sole                70753.908
Flowers Foods, Inc.            COM              343496105      817 28844.000SH       Sole                28844.000
Fluor Corp.                    COM              343861100      251 1350.000 SH       Sole                 1350.000
Fortune Brands                 COM              349631101      259 4150.000 SH       Sole                 4150.000
Fpl Group Inc                  COM              302571104      252 3840.656 SH       Sole                 3840.656
General Dynamics               COM              369550108     6984 82945.000SH       Sole                82945.000
General Electric               COM              369604103     7938 297416.000SH      Sole               297416.000
Genuine Parts                  COM              372460105     1627 40997.000SH       Sole                40997.000
Goldman Sachs Group Inc        COM              38141G104     3734 21350.000SH       Sole                21350.000
H J Heinz                      COM              423074103     2090 43685.877SH       Sole                43685.877
HEICO Corp.                    COM              422806109     1106 34002.000SH       Sole                34002.000
Hawaiian Electric Industries   COM              419870100     3921 158559.000SH      Sole               158559.000
Home Depot                     COM              437076102      511 21820.000SH       Sole                21820.000
Intel Corporation              COM              458140100     1395 64966.494SH       Sole                64966.494
International Business Machine COM              459200101      980 8269.832 SH       Sole                 8269.832
J.P Morgan Chase & Co.         COM              46625H100      219 6388.000 SH       Sole                 6388.000
Johnson & Johnson              COM              478160104     9916 154112.000SH      Sole               154112.000
Johnson Controls               COM              478366107     5492 191475.000SH      Sole               191475.000
Kinder Morgan Energy Partners  COM              494550106      409 7335.000 SH       Sole                 7335.000
Lantronix Inc.                 COM              516548104        7 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      357 17192.000SH       Sole                17192.000
Mcdonalds Corp.                COM              580135101     1424 25334.444SH       Sole                25334.444
Merck & Co. Inc.               COM              589331107      680 18054.000SH       Sole                18054.000
Merrill Lynch & Co.            COM              590188108      233 7350.000 SH       Sole                 7350.000
Microsoft Corporation          COM              594918104     3117 113315.730SH      Sole               113315.730
Minnesota Mining Mfg           COM              604059105     4044 58115.000SH       Sole                58115.000
Monsanto Company               COM              61166W101     2366 18715.000SH       Sole                18715.000
Motorola, Inc.                 COM              620076109      127 17351.656SH       Sole                17351.656
National Oilwell Varco, Incorp COM              637071101      244 2750.000 SH       Sole                 2750.000
Nordstrom, Inc.                COM              655664100     1472 48597.098SH       Sole                48597.098
Occidental Petroleum           COM              674599105      602 6700.000 SH       Sole                 6700.000
Oracle Corporation             COM              68389X105      347 16528.000SH       Sole                16528.000
Patriot Transportation Holding COM              70337B102     5077 63460.000SH       Sole                63460.000
Penn West Energy Trust         COM                            1548 45753.000SH       Sole                45753.000
Pepco Holdings Inc.            COM              737679100      379 14762.000SH       Sole                14762.000
Pepsico Inc.                   COM              713448108     7001 110092.989SH      Sole               110092.989
Pfizer                         COM              717081103     1524 87228.000SH       Sole                87228.000
Philip Morris International    COM              718172109      257 5210.000 SH       Sole                 5210.000
Piedmont Natural Gas Co.       COM              720186105     1113 42550.000SH       Sole                42550.000
Post Properties Inc.           COM              737464107      241 8100.000 SH       Sole                 8100.000
Potash Corp. of Saskatchewan,  COM              73755L107     1017 4450.000 SH       Sole                 4450.000
Procter & Gamble               COM              742718109     8255 135743.000SH      Sole               135743.000
Protective Life Corp.          COM              743674103      399 10490.000SH       Sole                10490.000
Raytheon Company               COM              755111507      630 11200.000SH       Sole                11200.000
Regency Centers Corporation    COM              758939102      844 14270.000SH       Sole                14270.000
Regions Financial Corp.        COM              7591ep100      802 73498.000SH       Sole                73498.000
Royal Dutch Petroleum          COM              780257804     2426 29686.000SH       Sole                29686.000
S&P 400 Midcap MDRS            COM              595635103     2008 13495.000SH       Sole                13495.000
SAFECO Corporation             COM              786429100     1481 22057.000SH       Sole                22057.000
Saul Centers Inc.              COM              804395101      305 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      482 4485.000 SH       Sole                 4485.000
Sony Corporation               COM              835699307      924 21130.000SH       Sole                21130.000
Southern Company               COM              842587107     5721 163819.000SH      Sole               163819.000
Spectra Energy Corp.           COM              847560109     3999 139145.000SH      Sole               139145.000
Starbucks Corporation          COM              855244109     1389 88275.000SH       Sole                88275.000
Stryker Corp Com               COM              863667101      804 12780.000SH       Sole                12780.000
Sysco Corporation              COM              871829107      481 17489.000SH       Sole                17489.000
Target Inc.                    COM              87612E106     1271 27346.000SH       Sole                27346.000
United Technologies Corp.      COM              913017109      335 5428.000 SH       Sole                 5428.000
Vanguard Index Small-Cap Growt COM              922908595      375 5620.000 SH       Sole                 5620.000
Vanguard Index Small-Cap Value COM              922908611      209 3600.000 SH       Sole                 3600.000
Vanguard Mid-Cap VIPERs        COM              922908629      772 11050.000SH       Sole                11050.000
Visa Inc. Class A              COM              92826C839      224 2750.000 SH       Sole                 2750.000
Vulcan Materials Company       COM              929160109     5860 98021.392SH       Sole                98021.392
Wachovia Corp.                 COM              929771103     1403 90350.645SH       Sole                90350.645
Wal-Mart Stores                COM              931142103      418 7430.000 SH       Sole                 7430.000
Walgreen Co                    COM              931422109      539 16585.000SH       Sole                16585.000
Walt Disney                    COM              254687106      225 7216.000 SH       Sole                 7216.000
Wealth Minerals LTD F          COM              946885100       74 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     5930 249695.000SH      Sole               249695.000
Weyerhaeuser Co.               COM              962166104     3756 73445.000SH       Sole                73445.000
Windstream Corp                COM              97381W104      146 11853.000SH       Sole                11853.000
Wyeth                          COM              983024100      265 5522.533 SH       Sole                 5522.533
Yum! Brands, Inc.              COM              895953107      200 5702.964 SH       Sole                 5702.964
Zimmer Holdings Inc.           COM              98956P102      658 9668.000 SH       Sole                 9668.000
ebank Financial Services Inc.  COM              278608104        4 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     8183 119163.530SH      Sole               119163.530
iShares MSCI Brazil Index Fund COM                             647 7250.000 SH       Sole                 7250.000
Enerplus Resources Fund                         29274D604      585 12650.000SH       Sole                12650.000
Pengrowth Energy Trust                                         507 25200.000SH       Sole                25200.000
Penn West Energy Trust                          707885109      748 22100.000SH       Sole                22100.000
iShares MSCI Brazil Index Fund                  464286400      277 3100.000 SH       Sole                 3100.000
iShares MSCI Canada Index                       464286509      225 6800.000 SH       Sole                 6800.000
iShares MSCI Mexico Index                       464286822      290 5100.000 SH       Sole                 5100.000
streetTRACKS Gold Shares                                       238 2600.000 SH       Sole                 2600.000
Alabama Power 5.20% Div Qualif PFD                             330    15900 SH       Sole                    15900
Citigroup VII 7.125%           PFD              17306n203     1115    53755 SH       Sole                    53755
Goldman Sachs Group 6.20% Div. PFD              38144x500     1479    68875 SH       Sole                    68875
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      334    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      574    26050 SH       Sole                    26050
Regency Centers Corp Pfd. 7.45 PFD              758849202      220     9850 SH       Sole                     9850
Entergy Corp 7.625% Conv Pfd D                  29364G202      368     5200 SH       Sole                     5200
Nicholas-Applegate Cnvrt & Inc                  65370F101      447    37759 SH       Sole                    37759
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